SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Trade payables	$ 197,040	$ 82,560
Interest payables	589,997	3,000,465
Other payables	5,800	6,636,288
Accrued charges	1,419,456	169,000
Provision for long service payment	168,456
Provision for reinstatement cost	26,300	26,300
Trade and other payables	$ 2,407,049	$ 9,914,613